INVENTORY	12 Months Ended
Dec. 31, 2020
INVENTORY
4- INVENTORY

Inventory consisted of the following:

	December 31,	December 31,
	2020	2019
Product components raw materials:
Frozen tubes to be attached to the nebulizer product	$40,499	$-
Unassembled nebulizers	4,733	-
Fluids to be inserted in the frozen tubes	11,470	-
Total product components raw materials	56,702	-
Refrigerated boxes	3,310	-
Delivery boxes	7,132	-
Total Inventory	$67,144	$-